SEGMENT INFORMATION (Q1) (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT INFORMATION [Abstract]
Number of operating segments	1	1
Number of reportable segments	1	1